Taxes (Details 2)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Net operating loss carryforwards
Allowance for credit losses	61,258	440,346	987,848
Less: valuation allowance
Deferred tax assets, net	$ 61,258	¥ 440,346	¥ 987,848